Loans, allowance for loan losses and credit quality (Details) (CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009
Loans, allowance for loan losses and credit quality
Number of portfolio segments	2
Number of Business Divisions	2
Loans (CHF million)
Gross loans	220,978	223,516	219,891	228,495
of which held at amortized cost	201,787	203,673	201,339	205,276
of which held at fair value	19,191	19,843	18,552	23,219
Net (unearned income)/deferred expenses	(32)	(32)	(32)	(37)
allowance for loan losses	(916)	(974)	(1,017)	(1,253)	(1,269)	(1,395)
Net loans	220,030	222,510	218,842	227,205
Impaired loan portfolio (CHF million)
Non-performing loans	880	943	961	1,099
Non-interest-earning loans	272	312	340	387
Total non-performing and non-interest-earning loans	1,152	1,255	1,301	1,486
Restructured loans	46	41	52	67
Potential problem loans	446	424	510	426
Total other impaired loans	492	465	562	493
Gross impaired loans	1,644	1,720	1,863	1,979
QoQ Percent Change | Consumer loans
Loans (CHF million)
Gross loans, % Change (as a percent)	1.00%
YoY Percent Change | Consumer loans
Loans (CHF million)
Gross loans, % Change (as a percent)	4.00%
Ytd Percent Change | Consumer loans
Loans (CHF million)
Gross loans, % Change (as a percent)	3.00%
Consumer loans
Loans (CHF million)
Gross loans	118,123	117,267	114,885	113,633
of which held at amortized cost	118,118	117,261	114,879
allowance for loan losses	(269)	(281)	(279)
Impaired loan portfolio (CHF million)
Non-performing loans	424		530
Non-interest-earning loans	71		71
Total non-performing and non-interest-earning loans	495		601
Restructured loans	1		0
Potential problem loans	84		79
Total other impaired loans	85		79
Gross impaired loans	580		680
QoQ Percent Change | Mortgages
Loans (CHF million)
Gross loans, % Change (as a percent)	1.00%
YoY Percent Change | Mortgages
Loans (CHF million)
Gross loans, % Change (as a percent)	3.00%
Ytd Percent Change | Mortgages
Loans (CHF million)
Gross loans, % Change (as a percent)	2.00%
Mortgages
Loans (CHF million)
Gross loans	86,374	85,449	84,625	83,838
of which held at amortized cost	86,374		84,625
Impaired loan portfolio (CHF million)
Non-performing loans	179		208
Non-interest-earning loans	22		22
Total non-performing and non-interest-earning loans	201		230
Restructured loans	1		0
Potential problem loans	60		74
Total other impaired loans	61		74
Gross impaired loans	262		304
QoQ Percent Change | Loans collateralized by securities
Loans (CHF million)
Gross loans, % Change (as a percent)	(1.00%)
YoY Percent Change | Loans collateralized by securities
Loans (CHF million)
Gross loans, % Change (as a percent)	6.00%
Ytd Percent Change | Loans collateralized by securities
Loans (CHF million)
Gross loans, % Change (as a percent)	5.00%
Loans collateralized by securities
Loans (CHF million)
Gross loans	25,725	26,076	24,552	24,166
of which held at amortized cost	25,725		24,552
Impaired loan portfolio (CHF million)
Non-performing loans	25		40
Non-interest-earning loans	17		19
Total non-performing and non-interest-earning loans	42		59
Restructured loans	0		0
Potential problem loans	2		1
Total other impaired loans	2		1
Gross impaired loans	44		60
QoQ Percent Change | Consumer finance
Loans (CHF million)
Gross loans, % Change (as a percent)	5.00%
YoY Percent Change | Consumer finance
Loans (CHF million)
Gross loans, % Change (as a percent)	7.00%
Ytd Percent Change | Consumer finance
Loans (CHF million)
Gross loans, % Change (as a percent)	6.00%
Consumer finance
Loans (CHF million)
Gross loans	6,024	5,742	5,708	5,629
of which held at amortized cost	6,019		5,702
Impaired loan portfolio (CHF million)
Non-performing loans	220		282
Non-interest-earning loans	32		30
Total non-performing and non-interest-earning loans	252		312
Restructured loans	0		0
Potential problem loans	22		4
Total other impaired loans	22		4
Gross impaired loans	274		316
QoQ Percent Change | Corporate and institutional loans
Loans (CHF million)
Gross loans, % Change (as a percent)	(3.00%)
YoY Percent Change | Corporate and institutional loans
Loans (CHF million)
Gross loans, % Change (as a percent)	(10.00%)
Ytd Percent Change | Corporate and institutional loans
Loans (CHF million)
Gross loans, % Change (as a percent)	(2.00%)
Corporate and institutional loans
Loans (CHF million)
Gross loans	102,855	106,249	105,006	114,862
of which held at amortized cost	83,669	86,412	86,460
allowance for loan losses	(647)	(693)	(738)
Impaired loan portfolio (CHF million)
Non-performing loans	456		431
Non-interest-earning loans	201		269
Total non-performing and non-interest-earning loans	657		700
Restructured loans	45		52
Potential problem loans	362		431
Total other impaired loans	407		483
Gross impaired loans	1,064		1,183
QoQ Percent Change | Real estate.
Loans (CHF million)
Gross loans, % Change (as a percent)	1.00%
YoY Percent Change | Real estate.
Loans (CHF million)
Gross loans, % Change (as a percent)	(2.00%)
Ytd Percent Change | Real estate.
Loans (CHF million)
Gross loans, % Change (as a percent)	3.00%
Real estate.
Loans (CHF million)
Gross loans	24,163	23,846	23,362	24,628
of which held at amortized cost	23,986		23,088
Impaired loan portfolio (CHF million)
Non-performing loans	92		55
Non-interest-earning loans	7		13
Total non-performing and non-interest-earning loans	99		68
Restructured loans	0		0
Potential problem loans	15		15
Total other impaired loans	15		15
Gross impaired loans	114		83
QoQ Percent Change | Commercial and industrial loans
Loans (CHF million)
Gross loans, % Change (as a percent)	(4.00%)
YoY Percent Change | Commercial and industrial loans
Loans (CHF million)
Gross loans, % Change (as a percent)	(10.00%)
Ytd Percent Change | Commercial and industrial loans
Loans (CHF million)
Gross loans, % Change (as a percent)	(4.00%)
Commercial and industrial loans
Loans (CHF million)
Gross loans	52,733	55,075	54,673	58,814
of which held at amortized cost	42,581		44,542
Impaired loan portfolio (CHF million)
Non-performing loans	308		353
Non-interest-earning loans	139		207
Total non-performing and non-interest-earning loans	447		560
Restructured loans	45		52
Potential problem loans	292		339
Total other impaired loans	337		391
Gross impaired loans	784		951
QoQ Percent Change | Financial institutions
Loans (CHF million)
Gross loans, % Change (as a percent)	(6.00%)
YoY Percent Change | Financial institutions
Loans (CHF million)
Gross loans, % Change (as a percent)	(14.00%)
Ytd Percent Change | Financial institutions
Loans (CHF million)
Gross loans, % Change (as a percent)	(4.00%)
Financial institutions
Loans (CHF million)
Gross loans	23,674	25,146	24,764	27,460
of which held at amortized cost	15,366		17,181
Impaired loan portfolio (CHF million)
Non-performing loans	56		23
Non-interest-earning loans	49		43
Total non-performing and non-interest-earning loans	105		66
Restructured loans	0		0
Potential problem loans	55		77
Total other impaired loans	55		77
Gross impaired loans	160		143
QoQ Percent Change | Governments and public institutions
Loans (CHF million)
Gross loans, % Change (as a percent)	5.00%
YoY Percent Change | Governments and public institutions
Loans (CHF million)
Gross loans, % Change (as a percent)	(42.00%)
Ytd Percent Change | Governments and public institutions
Loans (CHF million)
Gross loans, % Change (as a percent)	4.00%
Governments and public institutions
Loans (CHF million)
Gross loans	2,285	2,182	2,207	3,960
of which held at amortized cost	1,736		1,649
Impaired loan portfolio (CHF million)
Non-performing loans	0		0
Non-interest-earning loans	6		6
Total non-performing and non-interest-earning loans	6		6
Restructured loans	0		0
Potential problem loans	0		0
Total other impaired loans	0		0
Gross impaired loans	6		6
QoQ Percent Change | Switzerland
Loans (CHF million)
Gross loans, % Change (as a percent)	1.00%
YoY Percent Change | Switzerland
Loans (CHF million)
Gross loans, % Change (as a percent)	3.00%
Ytd Percent Change | Switzerland
Loans (CHF million)
Gross loans, % Change (as a percent)	2.00%
Switzerland
Loans (CHF million)
Gross loans	142,091	139,993	138,989	138,337
QoQ Percent Change | Foreign
Loans (CHF million)
Gross loans, % Change (as a percent)	(6.00%)
YoY Percent Change | Foreign
Loans (CHF million)
Gross loans, % Change (as a percent)	(13.00%)
Ytd Percent Change | Foreign
Loans (CHF million)
Gross loans, % Change (as a percent)	(2.00%)
Foreign
Loans (CHF million)
Gross loans	78,887	83,523	80,902	90,158
QoQ Percent Change
Loans (CHF million)
Gross loans, % Change (as a percent)	(1.00%)
of which held at amortized cost, % Change (as a percent)	(1.00%)
of which held at fair value, % Change (as a percent)	(3.00%)
Net (unearned income)/deferred expenses, % Change (as a percent)	0.00%
allowance for loan losses, % Change (as a percent)	(6.00%)
Net loans, % Change (as a percent)	(1.00%)
Impaired loan portfolio (CHF million)
Non-performing loans, % change (as a percent)	(7.00%)
Non-interest-earning loans, % change (as a percent)	(13.00%)
Total non-performing and non-interest-earning loans, % change (as a percent)	(8.00%)
Restructured loans, % change (as a percent)	12.00%
Potential problem loans, % change (as a percent)	5.00%
Total other impaired loans, % change (as a percent)	6.00%
Gross impaired loans, % change (as a percent)	(4.00%)
Ytd Percent Change
Loans (CHF million)
Gross loans, % Change (as a percent)	0.00%
of which held at amortized cost, % Change (as a percent)	0.00%
of which held at fair value, % Change (as a percent)	3.00%
Net (unearned income)/deferred expenses, % Change (as a percent)	0.00%
allowance for loan losses, % Change (as a percent)	(10.00%)
Net loans, % Change (as a percent)	1.00%
Impaired loan portfolio (CHF million)
Non-performing loans, % change (as a percent)	(8.00%)
Non-interest-earning loans, % change (as a percent)	(20.00%)
Total non-performing and non-interest-earning loans, % change (as a percent)	(11.00%)
Restructured loans, % change (as a percent)	(12.00%)
Potential problem loans, % change (as a percent)	(13.00%)
Total other impaired loans, % change (as a percent)	(12.00%)
Gross impaired loans, % change (as a percent)	(12.00%)
YoY Percent Change
Loans (CHF million)
Gross loans, % Change (as a percent)	(3.00%)
of which held at amortized cost, % Change (as a percent)	(2.00%)
of which held at fair value, % Change (as a percent)	(17.00%)
Net (unearned income)/deferred expenses, % Change (as a percent)	(14.00%)
allowance for loan losses, % Change (as a percent)	(27.00%)
Net loans, % Change (as a percent)	(3.00%)
Impaired loan portfolio (CHF million)
Non-performing loans, % change (as a percent)	(20.00%)
Non-interest-earning loans, % change (as a percent)	(30.00%)
Total non-performing and non-interest-earning loans, % change (as a percent)	(22.00%)
Restructured loans, % change (as a percent)	(31.00%)
Potential problem loans, % change (as a percent)	5.00%
Total other impaired loans, % change (as a percent)	0.00%
Gross impaired loans, % change (as a percent)	(17.00%)